ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Additional Information (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Australian Ports Operation
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Ownership interest	50.00%
Indian toll roads
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Total consideration		$ 0.2
Indian toll roads | Consortium
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Total consideration		$ 0.6